Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment $ / ¥	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2022 USD ($)	May 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies
Land use right, term	35 years	35 years
Allowance for credit loss	¥ 0		¥ 0	¥ 0
Interest income from held-to maturity investments	80,693,057	$ 11,365,379	19,375,505	41,999,468
Investment income from other short-term investments carried at fair value	77,394,955	10,900,851	98,965,612	88,393,157
Wealth management products	350,164,305		3,951,197,465		$ 49,319,611
Marketable equity securities	292,729,235		219,206,449		41,230,050
Derivative Asset, Notional Amount	411,567,717		834,038,316		57,968,101
Unrealized gain on comprehensive income/(loss)	312,870,238	44,066,851	163,128,402
Derivative, Collateral, Right to Reclaim Cash	411,567,717		834,038,316		57,968,101
Contract assets	0		0
Account receivables	25,876,818		0		3,644,674
Allowance for account receivables, net	205,489		0		$ 28,943
Remaining unsatisfied performance obligations	0		0
Defined contribution plan expensed incurred	14,321,884	2,017,195	29,871,441	79,010,301
Advertising costs	946,664	133,335	207,905,890	19,047,468
Government grants	5,483,308	772,308	19,472,671
VAT incurred	¥ 80,085,288	$ 11,611,275	¥ 80,085,288	104,938,590
Number of reportable segments | segment	1	1
Exchange rate | $ / ¥	7.0999				7.0999
Deposits in the licensed banks							¥ 500,000
Concentration of credit risk | Funding partners and banks | Customer
Summary Of Significant Accounting Policies
Concentration risk, percentage			12.02%
Concentration of credit risk | Financial assets | China Merchants Bank Company Limited
Summary Of Significant Accounting Policies
Concentration risk, percentage	25.00%	25.00%
Financial assets	¥ 2,567,000,000				$ 362,000,000
Concentration of credit risk | Financial assets | China Guangfa Bank Co., Ltd
Summary Of Significant Accounting Policies
Concentration risk, percentage	9.00%	9.00%
Financial assets	¥ 936,000,000				132,000,000
Lender concentration risk
Summary Of Significant Accounting Policies
Principal amount of convertible debt			¥ 1,329,000,000			$ 193,000,000
Xiamen Youdun Technology Co. Ltd
Summary Of Significant Accounting Policies
Applicable tax rate	3.00%	3.00%
Computer software
Summary Of Significant Accounting Policies
Research and development costs capitalized	¥ 0
Minimum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P1Y	P1Y
Minimum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P10Y	P10Y
Maximum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	13.00%	13.00%
Swap
Summary Of Significant Accounting Policies
Derivative, Collateral, Right to Reclaim Cash	¥ 411,567,717		834,038,316		$ 57,968,101
CICC, CITIC and GF | Swap
Summary Of Significant Accounting Policies
Prepaid for new contracts to be entered into	¥ 50,143,583	$ 7,062,576	¥ 676,742,849
CICC, CITIC and GF | LIBOR interest rate
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.80%				2.80%
CICC, CITIC and GF | SOFR
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.00%				2.00%
CITIC | Concentration of credit risk | Funding partners and banks
Summary Of Significant Accounting Policies
Concentration risk, percentage			12.24%
CITIC | Lender concentration risk
Summary Of Significant Accounting Policies
Principal amount of convertible debt			¥ 1,354,000,000			$ 196,000,000
Installment credit services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	¥ 0	0	18,316,858	37,028,082
Revenue from post origination services and other	0	0	492,215	2,502,967
Transaction services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	0	0	110,912,689	131,475,605
Revenue from post origination services and other	¥ 0	$ 0	¥ 2,877,700	¥ 20,217,705